Note 13 - Supplemental Cash Flow Information and Non-cash Activity - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash paid during the period for:
Interest	$ 12,520	$ 12,381	$ 12,463
Income taxes	8,156	11,065	3,260
Non-cash items from investing and financing activities:
Purchase of computer equipment financed through capital leases	0	0	3,297
Investment in multi-client data library financed through trade payables and accruals	$ 0	$ 6,649	$ 4,956